Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” above.
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compen -sation Table Total for PEO[1]	Compen- sation Actually Paid to PEO[2]	Average Summary Compen- sation Table Total for Non-PEO NEOs[3]	Average Compen- sation Actually Paid to Non-PEO NEOs[4]	Total Share- holder Return[5]	Peer Group Total Share- holder Return[6]	Net Income (in millions)[7]	EBITDA (in millions)[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	6,289,986	2,262,720	2,056,095	(383,561)	$36.25	$82.03	23,220	118,840
2021	6,338,525	6,499,595	1,125,285	1,614,890	$63.61	$94.13	(92,655)	6,314
2020	3,207,949	(904,981)	1,585,916	1,383,262	$53.59	$87.91	(374,094)	(63,962)

[1]
The dollar amounts reported in column (b) are the amounts of total compensation reported for our principal executive officer (“PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Moster, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Moster during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Moster’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$6,289,986	($3,500,012)	($527,254)	$2,262,720
2021	$6,338,525	($5,112,079)	$5,273,149	$6,499,595
2020	$3,207,949	($2,600,019)	($1,512,911)	($904,981)
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$2,324,096	($2,429,060)	—	($227,619)	($194,670)	—	($527,254)
2021	$5,929,527	($388,416)	—	($267,962)	$0	—	$5,273,149
2020	$583,086	($849,196)	—	$0	($1,246,801)	—	($1,512,911)
[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Moster, who has served as our CEO since 2014) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Moster) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Ellen M. Ingersoll, David W. Barry, Derek P, Linde, and Jeffrey A. Stelmach; (ii) for 2021, Ellen M. Ingersoll, David W. Barry, Derek P, Linde, and Leslie S. Striedel; and (iii) for 2020, Ellen M. Ingersoll, Jay A. Altizer, David W. Barry, and Derek P. Linde.

[4]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Moster), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Moster) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Moster) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs(b)
2022	$2,056,095	($1,096,214)	($1,343,442)	($383,561)
2021	$1,125,285	($547,371)	$1,036,976	$1,614,890
2020	$1,585,916	($1,215,039)	$1,012,385	$1,383,262
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2022	$334,495	($508,312)	$0	($67,859)	($1,101,766)	$0	($1,343,442)
2021	$593,209	$443,767	$0	$0	$0	$0	$1,036,976
2020	$1,294,379	($165,821)	$15,347	($12,595)	($118,925)	$0	$1,012,385
(b)
The average “compensation actually paid” to the NEOs as a group (excluding Mr. Moster) does not reflect any adjustments attributable to “service cost” or “prior service cost” for any defined benefit pension plans reported in the Summary Compensation Table for each applicable year. Ms. Ingersoll was the only NEO who participated in a defined benefit pension plan in each covered year. However, the benefits under such plan are frozen and there is no “service cost” or “prior service cost” to report with respect thereto. As such, the amount reported with respect to such benefit in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year is reflected in the average Summary Compensation Table “Total” and has not been adjusted.

[5]
Represents Viad’s cumulative total shareholder return (“TSR”) per $100 invested from December 31, 2019, through December 31 of each of the respective years shown, calculated in accordance with Item 201(e) of Regulation S-K.

[6]
Represents the peer group’s cumulative TSR per $100 invested from December 31, 2019, through December 31 of each of the respective years shown (with dividends reinvested, as applicable). The peer group used for this purpose is the S&P SmallCap 600 Commercial Services & Supplies index, of which Viad is a constituent, which is one of the peer groups used for the performance graph included in our 2022 Form 10-K as required under Regulation S-K Item 201(e)(1)(ii).

[7]	Represents net income (loss) attributable to Viad as reported in the Company’s audited financial statements for the applicable year.
[8]
Represents EBITDA, a non-GAAP measure, the company-selected measure used for determining Viad’s MIP achievement as described in the “Short-Term (Annual) Incentives” section of the “Compensation Discussion and Analysis”.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]
[3]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Moster, who has served as our CEO since 2014) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Moster) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Ellen M. Ingersoll, David W. Barry, Derek P, Linde, and Jeffrey A. Stelmach; (ii) for 2021, Ellen M. Ingersoll, David W. Barry, Derek P, Linde, and Leslie S. Striedel; and (iii) for 2020, Ellen M. Ingersoll, Jay A. Altizer, David W. Barry, and Derek P. Linde.

Peer Group Issuers, Footnote [Text Block]
[6]
Represents the peer group’s cumulative TSR per $100 invested from December 31, 2019, through December 31 of each of the respective years shown (with dividends reinvested, as applicable). The peer group used for this purpose is the S&P SmallCap 600 Commercial Services & Supplies index, of which Viad is a constituent, which is one of the peer groups used for the performance graph included in our 2022 Form 10-K as required under Regulation S-K Item 201(e)(1)(ii).

PEO Total Compensation Amount	$ 6,289,986	$ 6,338,525	$ 3,207,949
PEO Actually Paid Compensation Amount	$ 2,262,720	6,499,595	(904,981)
Adjustment To PEO Compensation, Footnote [Text Block]
[2]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Moster, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Moster during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Moster’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$6,289,986	($3,500,012)	($527,254)	$2,262,720
2021	$6,338,525	($5,112,079)	$5,273,149	$6,499,595
2020	$3,207,949	($2,600,019)	($1,512,911)	($904,981)
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$2,324,096	($2,429,060)	—	($227,619)	($194,670)	—	($527,254)
2021	$5,929,527	($388,416)	—	($267,962)	$0	—	$5,273,149
2020	$583,086	($849,196)	—	$0	($1,246,801)	—	($1,512,911)

Non-PEO NEO Average Total Compensation Amount	$ 2,056,095	1,125,285	1,585,916
Non-PEO NEO Average Compensation Actually Paid Amount	$ (383,561)	1,614,890	1,383,262
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[4]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Moster), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Moster) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Moster) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs(b)
2022	$2,056,095	($1,096,214)	($1,343,442)	($383,561)
2021	$1,125,285	($547,371)	$1,036,976	$1,614,890
2020	$1,585,916	($1,215,039)	$1,012,385	$1,383,262
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Total Equity Award Adjustments
2022	$334,495	($508,312)	$0	($67,859)	($1,101,766)	$0	($1,343,442)
2021	$593,209	$443,767	$0	$0	$0	$0	$1,036,976
2020	$1,294,379	($165,821)	$15,347	($12,595)	($118,925)	$0	$1,012,385
(b)
The average “compensation actually paid” to the NEOs as a group (excluding Mr. Moster) does not reflect any adjustments attributable to “service cost” or “prior service cost” for any defined benefit pension plans reported in the Summary Compensation Table for each applicable year. Ms. Ingersoll was the only NEO who participated in a defined benefit pension plan in each covered year. However, the benefits under such plan are frozen and there is no “service cost” or “prior service cost” to report with respect thereto. As such, the amount reported with respect to such benefit in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year is reflected in the average Summary Compensation Table “Total” and has not been adjusted.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs setting forth relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and TSR

Compensation Actually Paid vs. Net Income [Text Block]
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs setting forth relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs setting forth relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and EBITDA

Total Shareholder Return Vs Peer Group [Text Block]
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs setting forth relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and TSR

Tabular List [Table Text Block]
FINANCIAL PERFORMANCE MEASURES
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are (in no particular order):
EBITDA
Relative TSR
Company Stock Price

Total Shareholder Return Amount	$ 36.25	63.61	53.59
Peer Group Total Shareholder Return Amount	82.03	94.13	87.91
Net Income (Loss)	$ 23,220,000,000	$ (92,655,000,000)	$ (374,094,000,000)
Company Selected Measure Amount	118,840,000,000	6,314,000,000	(63,962,000,000)
PEO Name	Mr. Moster	Mr. Moster	Mr. Moster
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Non-GAAP Measure Description [Text Block]
[8]
Represents EBITDA, a non-GAAP measure, the company-selected measure used for determining Viad’s MIP achievement as described in the “Short-Term (Annual) Incentives” section of the “Compensation Discussion and Analysis”.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Company Stock Price
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,500,012)	$ (5,112,079)	$ (2,600,019)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(527,254)	5,273,149	(1,512,911)
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,324,096	5,929,527	583,086
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,429,060)	(388,416)	(849,196)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(227,619)	(267,962)	0
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(194,670)	0	(1,246,801)
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,096,214)	(547,371)	(1,215,039)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,343,442)	1,036,976	1,012,385
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	334,495	593,209	1,294,379
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(508,312)	443,767	(165,821)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	15,347
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(67,859)	0	(12,595)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,101,766)	0	(118,925)
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0